DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Notional amount of derivative positions
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2020 and 2019 were as follows:

US$ MILLIONS	Note	2020	2019
Foreign exchange contracts	(a)	$3,274	$4,626
Interest rates swaps and other	(b)	11,437	11,163
Commodity contracts		32	66
		$14,743	$15,855
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2020 and 2019.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2020	2019	2020	2019
Foreign exchange contracts
British pounds	$1,404	$2,882	$1.31	$1.31
Canadian dollars	612	4	0.75	0.76
Australian dollars	609	1,102	0.69	0.73
Indian rupees	308	—	0.013	—
European Union euros	239	365	1.21	1.25
Chilean pesos	34	242	0.0013	0.0015
Colombian pesos	28	19	0.0003	0.0003
Peruvian soles	12	12	0.28	0.29
Other	28	—	—	—
	$3,274	$4,626

Disclosure of change in fair values of derivative positions
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2020 and 2019:

US$ MILLIONS	Unrealized Gains on Derivative Financial Assets	Unrealized Losses on Derivative Financial Liabilities	Net Change During 2020	Net Change During 2019
Foreign exchange derivatives	$196	$(409)	$(213)	$(128)
Interest rate derivatives	460	(633)	(173)	(31)
Commodity derivatives	—	(17)	(17)	—
	$656	$(1,059)	$(403)	$(159)

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2020 and the comparative notional amounts at December 31, 2019, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2020				2019
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$867	$856	$—	$1,723	$1,416
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	75	704	—	779	53
Inflation linked swaps	—	172	—	172	167
Commodity contracts	32	—	—	32	66
	$974	$1,732	$—	$2,706	$1,702
Elected for hedge accounting
Foreign exchange derivatives	$438	$510	$603	$1,551	$3,210
Interest rate derivatives
Interest rate and cross currency interest rate swaps	429	6,081	3,976	10,486	10,943
	$867	$6,591	$4,579	$12,037	$14,153

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2020 and 2019 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2020			2019
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$11,089	$(160)	$9	$10,943	$(33)	$(1)
Net investment hedges	948	32	2	3,210	(113)	16
	$12,037	$(128)	$11	$14,153	$(146)	$15